Schedule of Maturities of Long-term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Non-affiliated Debt
Debt And Commitments Maturities [Line Items]
2013	$ 75
2014	193
2015	907
2016	28
2017	0
2018 and thereafter	2,287
Total minimum payments	3,490
Minimum Rentals Under Operating Leases
Debt And Commitments Maturities [Line Items]
2013	32
2014	27
2015	22
2016	17
2017	14
2018 and thereafter	22
Total minimum payments	134
Minimum Payments under Capital Leases
Debt And Commitments Maturities [Line Items]
2013	3
2014	2
2015	2
2016	2
2017	2
2018 and thereafter	9
Total minimum payments	20
Less: Amount representing interest	(9)
Present value of minimum payments	$ 11